Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 147,505	$ 118,268
Accounts receivable, net	747,110	698,456
Inventories, net	1,370,173	1,115,469
Other current assets	33,951	29,207
Total current assets	2,298,739	1,961,400
Property and equipment, net	125,424	111,019
Operating lease right-of-use assets	317,314	268,528
Goodwill	430,711	434,019
Intangible assets, net	175,191	186,896
Investment in unconsolidated entity	132,802	114,808
Other assets	8,033	9,191
Total assets	3,488,214	3,085,861
Current liabilities:
Current portion of long-term obligations	90,597	84,501
Borrowings under revolving credit agreement (Note 8)	56,400	0
Accounts payable	456,128	364,185
Accrued expenses and other current liabilities	303,397	278,036
Total current liabilities	906,522	726,722
Long-term obligations:
Borrowings under revolving credit agreement (Note 8)	0	89,000
Operating lease liabilities, net of current portion	232,144	187,024
Finance lease liabilities, net of current portion	11,388	9,189
Total long-term obligations	243,532	285,213
Deferred income taxes and other liabilities	89,882	76,511
Commitments and contingencies
Watsco, Inc. shareholders' equity:
Preferred stock, $0.50 par value, 10,000,000 shares authorized; no shares issued	0	0
Paid-in capital	973,060	1,003,932
Accumulated other comprehensive loss, net of tax	(47,710)	(34,176)
Retained earnings	1,029,516	760,796
Treasury stock, at cost, 4,823,988 shares of Common stock and 48,263 shares of Class B common stock at both December 31, 2022 and 2021, respectively	(87,440)	(87,440)
Total Watsco, Inc. shareholders' equity	1,889,237	1,664,948
Non-controlling interest	359,041	332,467
Total shareholders' equity	2,248,278	1,997,415
Total liabilities and shareholders' equity	3,488,214	3,085,861
Common Stock
Watsco, Inc. shareholders' equity:
Common stock	19,054	18,941
Class B Common Stock
Watsco, Inc. shareholders' equity:
Common stock	$ 2,757	$ 2,895